PROPERTY, PLANT AND EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2021
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment

US$ MILLIONS	Gross carrying amount	Accumulated depreciation	Accumulated fair value adjustments	Total
Balance at January 1, 2020	$3,696	$(567)	$1,368	$4,497
Additions, net of disposals	358	6	—	364
Non-cash additions	6	(3)	—	3
Depreciation expense	—	(131)	—	(131)
Fair value adjustments	—	—	215	215
Net foreign currency exchange differences	137	(24)	50	163
Balance at December 31, 2020	$4,197	$(719)	$1,633	$5,111
Additions, net of disposals	179	3	—	182
Non-cash disposals	(600)	162	(217)	(655)
Depreciation expense	—	(71)	—	(71)
Net foreign currency exchange differences	55	(10)	22	67
Balance at June 30, 2021	$3,831	$(635)	$1,438	$4,634